Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable taxes [Line Items]
Schedule of Tax Credits
		As of December 31,
	Note	2023	2022
ICMS	9.1	1,085	1,210
PIS/COFINS	9.2	287	587
Social Security Contribution - INSS		169	90
Whithholding taxes to be recovered		105	74
Others		27	21
		1,673	1,982
Current		1,100	1,055
Non-current		573	927

Schedule of Over Adherence to the Annually Established Plan	As of December 31, 2023, the Company’s management has monitoring controls over adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the ICMS balance to be recovered, as shown in the table below:
Year	Amount
In 1 year	553
From 1 to 2 years	111
From 2 to 3 years	115
From 3 to 4 years	90
From 4 to 5 years	59
More than 5 years	157
1,085